31 Insurance coverage	12 Months Ended
Dec. 31, 2020
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Insurance coverage
31	Insurance coverage

Insurance coverage amounts are contracted on a centralized basis to GPA, and costs are transferred to the Company.

On December 31, 2020, the Company’s global insurance coverage is summarized as follows:

Insured property	Risks covered	Amount of coverage
		12/31/2020	12/31/2019
Assets and Stock	Named risks	11,042	9,333
Profit	Lost profit	5,416	4,675
Automobiles and others (*)	Losses and damages	57	54

(*) This amount does not include hull insurance, which is 100% insured by the Economic Research Foundation Institute – FIPE table.

Also, GPA has specific insurance policies for civil and directors and officer’s liability, protection and fraud risk (Crime) and damage protection risk and cyber liability (Cyber), in the amount of R$315.